Condensed Consolidated Statement of Equity (Deficit) (USD $) In Millions, unless otherwise specified	Total	Common Stock	Paid-in Capital	Treasury Stock	Notes Receivable From Parent	Accumulated Other Comprehensive Income (Loss)		Retained Earnings	Parent	Noncontrolling Interest
Balance at Dec. 31, 2009	$ (2,049)	$ 1	$ 485	$ (296)	$ (24)	$ 99		$ (2,328)	$ (2,063)	$ 14
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	214	0	0	0	0	0		214	214	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(11)		0	(11)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest										(1)
Other comprehensive loss	(12)
Push-down of income recovered by shareholder	(163)	0	(163)	0	0	0		0	(163)	0
Impact of adoption of new accounting guidance for variable interest entities	(11)	0	0	0	0	0		(1)	(1)	(10)
Stock-based compensation expense	2	0	2	0	0	0		0	2	0
Balance at Dec. 31, 2010	(2,019)	1	324	(296)	(24)	88	[1]	(2,115)	(2,022)	3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	118	0	0	0	0	0		118	118	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(71)		0	(71)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest										0
Other comprehensive loss	(71)
Divestiture of the IAR Business	(2)	0	0	0	0	0		0	0	(2)
Push-down of income recovered by shareholder	0
Stock-based compensation expense	7	0	7	0	0	0		0	7	0
Capital contribution from parent	204	0	204	0	0	0		0	204	0
Dividends, Common Stock, Cash	(2)	0	(2)	0	0	0		0	(2)	0
Balance at Dec. 31, 2011	(1,765)	1	533	(296)	(24)	17	[1]	(1,997)	(1,766)	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	324	0	0	0	0	0		324	324	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(94)		0	(94)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest										(1)
Other comprehensive loss	(95)
Push-down of income recovered by shareholder	0
Stock-based compensation expense	4	0	4	0	0	0		0	4	0
Capital contribution from parent	218	0	218	0	0	0		0	218	0
Dividends, Common Stock, Cash		0	(3)	0		0		0		0
Dividends, Common Stock, Cash	(3)				0				(3)
Balance at Dec. 31, 2012	(1,317)	1	752	(296)	(24)	(77)	[1]	(1,673)	(1,317)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(4)	0	0	0	0	0		(4)
Other comprehensive loss	(13)	0	0	0	0	(13)		0
Settlement of note receivable from parent	0	0	(24)	0	24	0		0
Dividends, Common Stock, Cash	(208)	0	(208)	0	0	0		0
Balance at Mar. 31, 2013	$ (1,542)	$ 1	$ 520	$ (296)	$ 0	$ (90)	[2]	$ (1,677)

[1]	Accumulated other comprehensive loss at December 31, 2012 represents $143 of net foreign currency translation gains, net of tax, $1 of net deferred losses on cash flow hedges and a $219 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans (See Note 12). Accumulated other comprehensive income at December 31, 2011 represents $130 of net foreign currency translation gains, net of tax, $1 of net deferred losses on cash flow hedges and a $112 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans (See Note 12). Accumulated other comprehensive income at December 31, 2010 represents $173 of net foreign currency translation gains, net of tax, $2 of net deferred losses on cash flow hedges and an $83 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement plans (see Note 12).
[2]	Accumulated other comprehensive loss at March 31, 2013 represents $125 of net foreign currency translation gains, net of tax and a $215 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans. Accumulated other comprehensive loss at December 31, 2012 represents $143 of net foreign currency translation gains, net of tax, $1 of net deferred losses on cash flow hedges and a $219 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans.